FOLLOW-ON EQUITY OFFERINGS	12 Months Ended
Dec. 31, 2020
FOLLOW-ON EQUITY OFFERINGS
FOLLOW-ON EQUITY OFFERINGS

4. FOLLOW-ON EQUITY OFFERINGS

In 2018, the Company issued 2,064,379 America depositary shares (“ADSs”), representing 51,609,475 ordinary shares, through a follow-on equity offering. The proceeds, net of issuance cost of $6.9 million, were $106.6 million.